Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of initial fixed $100 investment based on:

Fiscal Year	SCT Total Compensation for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	SCT Total Compensation for Former PEO ($)	Compensation Actually Paid to Former PEO ($)	Average SCT Total Compensation for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Company TSR(4) ($)	Peer Group TSR(4) ($)	Net Income (5) ($M)	Adjusted EPS(6) ($)

2024	19,497,820	76,584,558	–	–	5,993,706	20,032,360	175.31	170.51	2,877	11.80
2023	17,216,276	44,177,396	n/a	n/a	6,694,683	15,584,264	97.95	141.75	1,697	6.77
2022	10,764,258	3,846,340	300,006	(4,371,814)	4,738,954	1,390,884	37.39	116.17	(2,156)	(6.82)
2021	–	–	15,812,027	15,310,661	11,154,402	10,506,637	58.17	127.35	(5,261)	(19.19)
2020	–	–	12,083,504	(462,571)	5,360,290	498,183	56.50	101.09	(5,798)	(18.31)

Company Selected Measure Name	Adjusted Earnings (Loss) per Share
Named Executive Officers, Footnote	(1)Reflects total compensation of our current CEO, Mr. Jason Liberty, as calculated in the Summary Compensation Table (SCT). (3)Reflects the average total compensation of our non-PEO NEOs, as calculated in the SCT for each of the years shown. Our non-PEO
NEOs included in the table above are the following individuals: for 2024: Naftali Holtz, Michael Bayley, Harri U. Kulovaara, and Laura
Hodges Bethge; for 2023: Naftali Holtz, Michael Bayley, Lisa Lutoff-Perlo, Harri U. Kulovaara, and Laura Hodges Bethge; for 2022: Naftali
Holtz, Michael Bayley, Lisa Lutoff-Perlo, and Harri U. Kulovaara; for 2021: Jason Liberty, Michael W. Bayley, Lisa Lutoff-Perlo and Harri U.
	Kulovaara; and for 2020: Jason Liberty, Michael W. Bayley, Lisa Lutoff-Perlo and Harri U. Kulovaara.
Peer Group Issuers, Footnote	(4)Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the Dow Jones U.S. Travel and Leisure
Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Talent
	and Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 52.
Adjustment To PEO Compensation, Footnote	The dollar amounts shown in these columns reflect “compensation actually paid” to the NEOs calculated in accordance with SEC rules.
As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the table below. For Mr. Liberty, information is only included with respect to 2022 through 2024, the years in which he served as CEO.

	2024	2023	2022		2021	2020

	Current PEO ($)	Current PEO ($)	Current PEO ($)	Former PEO ($)	Former PEO ($)	Former PEO ($)

Total Reported in Summary Compensation Table (SCT)	19,497,820	17,216,276	10,764,258	300,006	15,812,027	12,083,504
Deduct Change in Pension Value and NQDC Earnings Reported in SCT	–	–	–	–	(156,971)	(154,879)
Add Pension Service Cost and Impact of Pension Plan Amendments		–	–	–	–	–
Deduct Value of Stock Awards Reported in SCT	(12,999,935)	(11,500,037)	(7,000,056)	(200,006)	(11,250,070)	(11,171,146)
Add Year-End Fair Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	28,517,206	24,266,273	4,336,000	–	10,198,401	7,624,579
Add Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	41,497,491	13,323,495	(4,049,875)	(4,835,434)	292,027	(5,771,819)
Add Change in Fair Value (from Prior Year- End) of Prior Year Awards that Vested in Year	71,976	871,390	–	252,107	–	–
Add Fair Value of Awards Granted in Fiscal Year that Vested in the Same Fiscal Year	–	–	(203,987)	111,514	415,247	(3,072,810)
Deduct Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	–	–	–	–	–	–
Total Adjustments	57,086,738	26,961,121	(6,917,918)	(4,671,820)	(501,366)	(12,546,075)
Compensation Actually Paid for Fiscal Year	76,584,558	44,177,396	3,846,340	(4,371,814)	15,310,661	(462,571)

Non-PEO NEO Average Total Compensation Amount	$ 5,993,706	$ 6,694,683	$ 4,738,954	$ 11,154,402	$ 5,360,290
Non-PEO NEO Average Compensation Actually Paid Amount	$ 20,032,360	15,584,264	1,390,884	10,506,637	498,183
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts shown in these columns reflect “compensation actually paid” to the NEOs calculated in accordance with SEC rules.
As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the table below. For Mr. Liberty, information is only included with respect to 2022 through 2024, the years in which he served as CEO.

	2024	2023	2022	2021	2020

	Other NEOs ($)	Other NEOs ($)	Other NEOs ($)	Other NEOs ($)	Other NEOs ($)

Total Reported in Summary Compensation Table (SCT)	5,993,706	6,694,683	4,738,954	11,154,402	5,360,290
Deduct Change in Pension Value and NQDC Earnings Reported in SCT	–		–	(80,359)	(93,950)
Add Pension Service Cost and Impact of Pension Plan Amendments		–	–	–	–
Deduct Value of Stock Awards Reported in SCT	(2,988,569)	(3,329,581)	(2,662,507)	(8,812,501)	(3,093,676)
Add Year-End Fair Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	6,498,566	7,007,819	1,649,220	7,988,699	2,160,278
Add Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	10,535,629	4,686,454	(2,150,970)	96,223	(2,576,592)
Add Change in Fair Value (from Prior Year- End) of Prior Year Awards that Vested in Year	(6,973)	524,889	–	–	–
Add Fair Value of Awards Granted in Fiscal Year that Vested in the Same Fiscal Year	–	–	(183,813)	160,173	(1,258,168)
Deduct Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	–	–	–	–	–
Total Adjustments	14,038,654	8,889,581	(3,348,070)	(647,765)	(4,862,107)
Compensation Actually Paid for Fiscal Year	20,032,360	15,584,264	1,390,884	10,506,637	498,183

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Adjusted EPS
ROIC
Leverage (Net Debt/Adjusted EBITDA)

Total Shareholder Return Amount	$ 175.31	97.95	37.39	58.17	56.50
Peer Group Total Shareholder Return Amount	170.51	141.75	116.17	127.35	101.09
Net Income (Loss)	$ 2,877,000,000	$ 1,697,000,000	$ (2,156,000,000)	$ (5,261,000,000)	$ (5,798,000,000)
Company Selected Measure Amount | $ / shares	11.80	6.77	(6.82)	(19.19)	(18.31)
Additional 402(v) Disclosure	Reflects after-tax net income (loss) attributable to shareholders prepared in accordance with GAAP for each of the years shown.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	(6)Adjusted Earnings (Loss) per Share is a non-GAAP financial measure that represents Adjusted Net Income (Loss) divided by weighted average shares outstanding or by diluted weighted average shares outstanding, as applicable. Adjusted Net Income (Loss) represents net income (loss) less net income attributable to noncontrolling interest, excluding certain items for which we believe adjusting for is meaningful when assessing our performance on a comparative basis. Refer to the Annex of this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Leverage (Net Debt/Adjusted EBITDA)
Mr. Jason Liberty [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 19,497,820	$ 17,216,276	$ 10,764,258	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 76,584,558	44,177,396	3,846,340	0	0
PEO Name	Mr. Jason Liberty
Mr. Richard Fain [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			300,006	15,812,027	12,083,504
PEO Actually Paid Compensation Amount			(4,371,814)	15,310,661	(462,571)
PEO | Mr. Jason Liberty [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 57,086,738	26,961,121	(6,917,918)
PEO | Mr. Jason Liberty [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Jason Liberty [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. Jason Liberty [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,999,935)	(11,500,037)	(7,000,056)
PEO | Mr. Jason Liberty [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,517,206	24,266,273	4,336,000
PEO | Mr. Jason Liberty [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,497,491	13,323,495	(4,049,875)
PEO | Mr. Jason Liberty [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(203,987)
PEO | Mr. Jason Liberty [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,976	871,390	0
PEO | Mr. Jason Liberty [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Richard Fain [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,671,820)	(501,366)	(12,546,075)
PEO | Mr. Richard Fain [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(156,971)	(154,879)
PEO | Mr. Richard Fain [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mr. Richard Fain [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(200,006)	(11,250,070)	(11,171,146)
PEO | Mr. Richard Fain [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	10,198,401	7,624,579
PEO | Mr. Richard Fain [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,835,434)	292,027	(5,771,819)
PEO | Mr. Richard Fain [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			111,514	415,247	(3,072,810)
PEO | Mr. Richard Fain [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			252,107	0	0
PEO | Mr. Richard Fain [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,038,654	8,889,581	(3,348,070)	(647,765)	(4,862,107)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	(80,359)	(93,950)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,988,569)	(3,329,581)	(2,662,507)	(8,812,501)	(3,093,676)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,498,566	7,007,819	1,649,220	7,988,699	2,160,278
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,535,629	4,686,454	(2,150,970)	96,223	(2,576,592)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(183,813)	160,173	(1,258,168)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,973)	524,889	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0